CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flow from operating activities
Net income (loss)	$ 3,006	¥ 19,610	¥ 11,363	¥ (22,172)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Loss on assets held for sale impairment	5,816	37,951	0	0
- Depreciation of property, plant and equipment	6,394	41,722	41,451	44,509
- Amortization of intangible assets	82	534	534	534
- Deferred income taxes (benefit)	(937)	(6,115)	2,325	3,617
- Bad debt (recovery) expense	89	578	(1,014)	(620)
- Inventory provision	41	267	1,489	0
Changes in operating assets and liabilities
- Investment income recorded on Fuwei Holdings' book	0	0	0	0
- Accounts and bills receivable	(779)	(5,086)	(3,319)	(1,884)
- Inventories	(325)	(2,119)	(399)	(96)
- Advance to suppliers	(308)	(2,009)	(583)	(1,796)
- Prepaid expenses and other current assets	(5)	(35)	10	161
- Accounts payable	950	6,198	(1,217)	3,278
- Accrued expenses and other payables	3,362	21,938	(302)	(850)
- Advance from customers	627	4,093	3,344	(117)
- Tax payable	1	9	684	817
Net cash provided by (used in) operating activities	18,014	117,536	54,366	25,381
Cash flow from investing activities
Purchases of property, plant and equipment	(1,725)	(11,257)	(12,925)	(4,619)
Advanced to suppliers - non current	0	0	0	28
Amount change in construction in progress	0		366	0
Deposit for purchase	0	0	0	0
Net cash used in (provided by) investing activities	(1,725)	(11,257)	(12,559)	(4,591)
Cash flow from financing activities
Principal payments of bank loans	0	0	0	0
Proceeds from short-term bank loans	0	0	50	14,950
Proceeds from related party	(7,008)	(45,726)	4,606	(36,382)
Payment of capital lease obligation	0	0	0	0
Change in notes payable	(3,985)	(26,000)	(7,000)	(19,900)
Net cash provided by (used in) financing activities	(10,993)	(71,726)	(2,344)	(41,332)
Effect of foreign exchange rate changes	829	(1)	0	(2,014)
Net increase (decrease) in cash and cash equivalent, restricted cash	6,125	34,552	39,463	(22,556)
Cash and cash equivalent,and restricted cash
At beginning of period/year	12,407	86,371	46,908	69,464
At end of period/year	18,532	120,923	86,371	46,908
SUPPLEMENTARY DISCLOSURE:
Interest paid	1,301	8,490	8,892	9,766
Income tax paid	0	0	0	0
SUPPLEMENTARY SCHEDULE OF NONCASH INVESTING AND FINANCIAL ACTIVITIES:
Account payable for plant and equipment:	155	1,010	1,010	1,010
Obligations for acquired equipment under capital lease:	$ 0	¥ 0	¥ 0	¥ 0